Consolidated statements of operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenue	$ 297,662	$ 189,510	$ 107,073
Cost of revenue	51,723	33,188	22,224
Gross profit	245,939	156,322	84,849
Operating expenses:
Research and development	79,298	45,719	34,483
Sales and marketing	159,365	94,379	62,750
General and administrative	52,616	28,034	22,366
Total operating expenses	291,279	168,132	119,599
Operating loss	(45,340)	(11,810)	(34,750)
Financial income (expenses), net	(19,513)	(2,800)	1,371
Loss before income taxes	(64,853)	(14,610)	(33,379)
Income taxes	(159)	(200)	(160)
Net loss	(65,012)	(14,810)	(33,539)
Deemed dividend to protected ordinary shareholders	0	0	(632)
Net loss attributable to ordinary shareholders	$ (65,012)	$ (14,810)	$ (34,171)
Basic and diluted net loss per share attributable to ordinary shareholders	$ (1.81)	$ (0.46)	$ (1.67)
Basic and diluted weighted average ordinary shares	35,955,014	32,323,636	20,503,893